Available-for-sale equity securities	12 Months Ended
Mar. 31, 2016
Available-for-sale equity securities
Available-for-sale equity securities

9Available-for-sale equity securities

	March 31,
	2015	2016	2016
	RMB	RMB	US$

Life Corporation Limited - listed on Australian Securities Exchange	4,205	1,607	249
Cordlife Group Limited - listed on Singapore Exchange	118,211	161,127	24,989

Total listed equity securities, at market	122,416	162,734	25,238

As of March 31, 2013, the Group held 24,366,666 ordinary shares in each of Life Corporation Limited (“LFC”), formerly known as Cordlife Limited, and CGL, formerly known as Cordlife Pte Ltd, respectively. In December 2013, LFC did a reverse stock split at the rate of 3 to 1. Therefore, as of March 31, 2014, the Group held 8,122,222 ordinary shares in LFC and 24,366,666 ordinary shares in CGL. LFC is principally engaged in the provision of funeral and related services and is listed on the Australian Securities Exchange. CGL is a provider of cord blood banking services with operations in Singapore, Hong Kong, India, Indonesia and the Philippines, and is listed on the Singapore Exchange. CGL is also a controlling shareholder of a Malaysia-based cord blood banking operator. As of March 31, 2014, the Group’s equity interest in LFC and CGL was 11.4% and 9.2%, respectively.

During the year ended March 31, 2015, the Group acquired an additional 1,150,000 ordinary shares of CGL at a total cost of RMB4,647, satisfied in cash.

As of March 31, 2015 and 2016, the Group held 8,122,222 ordinary shares in LFC and 25,516,666 ordinary shares in CGL and the Group’s equity interest in LFC and CGL was 11.4% and 9.8%, respectively.

Dividends received from CGL during the years ended March 31, 2014, 2015 and 2016 of RMB2,414, RMB2,344 and RMB17,007 (US$2,638), respectively, were recorded in dividend income in the consolidated statements of comprehensive income.

As of March 31, 2015, the cost basis of the available-for-sale equity securities was RMB45,337, total unrealized holding losses of LFC was RMB6,918 and total unrealized holding gains of CGL was RMB95,763. The aggregate fair values was RMB122,416 as of March 31, 2015.

During the year ended March 31, 2016, the Group recorded an impairment loss on available-for-sale equity securities of RMB8,361 (US$1,297) which is related to the Group’s investment in LFC. Having considered the extent of the decline in the fair value of the ordinary shares of LFC, the length of time to which the market value of the shares had been below cost, and the financial condition and near-term prospects of LFC, management concluded that the decline in value on the investment in LFC up to September 30, 2015 was other-than-temporary. As a result, an impairment loss of RMB8,361 (US$1,297) was recognized in earnings, which was transferred from other comprehensive income, during the three months ended September 30, 2015.

As of March 31, 2016, the cost basis of the available-for-sale equity securities was RMB36,976 (US$5,734), total unrealized holding losses of LFC was RMB1,276 (US$198) and total unrealized holding gains of CGL was RMB130,794 (US$20,284). The aggregate fair values was RMB162,734 (US$25,238) as of March 31, 2016.